INSURANCE AND REINSURANCE RESULT, CSM in Loss Component (Details) - Contractual Service Margin [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	S/ 2,211,061	S/ 2,084,053	S/ 1,377,615
One Year [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	122,859	113,378	115,614
Two Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	125,636	115,736	148,085
Three Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	126,066	116,736	164,542
Four Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	124,387	117,284	165,924
Five Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	120,257	114,531	152,654
From 6 to 10 Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	517,669	494,953	413,518
Older than 10 Years [Member]
Estimate of release of CSM over years considering reversals of loss component [Abstract]
Contractual service margin	S/ 1,074,187	S/ 1,011,435	S/ 217,278